Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Apr. 12, 2024	Apr. 25, 2023	Apr. 29, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners			$ 14,187,873		$ 77,886,932
Debit amounts of Other comprehensive income				$ 1,839,683
Unappropriated retained earnings	$ 587,913,905			(383,821,734)		$ (376,931,163)
Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners	294,130,168	$ 75,040,918
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Normative reserve				66,647,815
Nominal value of normative reserve				$ 3,475,669
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings				20.00%
Banco Macro SA [member] | Earnings Distribution Transactions [Member]
Disclosure restrictions to dividends distribution [line items]
Amount presented in other comprehensive income realized at derecognition applied to legal reserve	117,460,821
Amount presented in other comprehensive income realized at derecognition applied to property tax expense	1,737,775
Amount presented in other comprehensive income realized at derecognition applied to facultative reserve for future distribution of earnings	$ 468,715,309